SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Adjustments Resulting from the Foreign Currency Translations	Adjustments resulting from the translation are recorded as a separate component of accumulated other comprehensive income in stockholders’ equity.

	June 30, 2022	June 30, 2021
Statement of financial position items, except for equity accounts	6.7114	6.4601

	For the years ended June 30
	2022	2021
Items in the statements of income and comprehensive income, and statements of cash flows	6.4571	6.6273
Adjustments resulting from the translation are recorded as a separate component of accumulated other comprehensive income in stockholders’ equity.

	June 30, 2021	June 30, 2020
Statement of financial position items, except for equity accounts	6.4601	7.0697

	For the years ended June 30
	2021	2020
Items in the statements of income and comprehensive income, and statements of cash flows	6.6273	7.0319

	June 30, 2020	June 30, 2019
Balance sheet items, except for equity accounts	7.0697	6.8680

	For the years ended June 30
	2020	2019
Items in the statements of income and comprehensive income, and statements of cash flows	7.0319	6.8221